Post-retirement benefit obligations - Reconciliation Plan Assets, RF, Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of net defined benefit liability (asset)
Beginning balance	R (7,247)
Ending balance	(6,120)	R (7,247)
Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	91,768	83,985
Movements recognised in the income statement:	8,524	9,640
interest income	8,524	9,640
Actuarial (losses)/gains recognised in other comprehensive income:	823	1,559
arising from return on plan assets (excluding interest income)	823	1,559
Plan participant contributions	640	658
Employer contributions	1,429	1,401
Benefits payments	(5,421)	(5,363)
Translation of foreign operations	(362)	(112)
Ending balance	97,401	91,768
Actual return on plan assets	9,347	11,199
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	113
Ending balance	124	113
South Africa | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	1,399
South Africa | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	87,141	79,389
Movements recognised in the income statement:	8,305	9,420
interest income	8,305	9,420
Actuarial (losses)/gains recognised in other comprehensive income:	514	1,283
arising from return on plan assets (excluding interest income)	514	1,283
Plan participant contributions	640	658
Employer contributions	1,372	1,335
Benefits payments	(5,048)	(4,944)
Ending balance	92,924	87,141
Actual return on plan assets	8,819	10,703
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	(7,360)
Ending balance	(6,244)	(7,360)
Foreign Countries | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	57
Foreign Countries | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	4,627	4,596
Movements recognised in the income statement:	219	220
interest income	219	220
Actuarial (losses)/gains recognised in other comprehensive income:	309	276
arising from return on plan assets (excluding interest income)	309	276
Employer contributions	57	66
Benefits payments	(373)	(419)
Translation of foreign operations	(362)	(112)
Ending balance	4,477	4,627
Actual return on plan assets	R 528	R 496